UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-22698

KraneShares Trust

(Exact name of registrant as specified in charter)

1350 Avenue of the Americas

2nd Floor

New York, New York, 10019

(Address of principal executive offices) (Zip code)

Jonathan Krane

KraneShares Trust

1350 Avenue of the Americas

2nd Floor

New York, New York, 10019

(Name and address of agent for service)

Copy to:

Stacy L. Fuller

K&L Gates LLP

1601 K Street NW

Washington, D.C. 20006-1600

Registrant’s telephone number, including area code: (855) 857-2638

Date of fiscal year end: March 31, 2016

Date of reporting period: June 30, 2015

Item 1. Schedule of Investments

Schedule of Investments (unaudited)	June 30, 2015

KraneShares Bosera MSCI China A Share ETF

	Shares	Value
COMMON STOCK — 99.3%‡
CHINA — 99.3%
Consumer Discretionary — 9.2%
Anhui Jianghuai Automobile, Cl A *	9,900	$22,479
Anhui Zhongding Sealing Parts, Cl A (A) (B)	8,600	34,325
Beijing Gehua CATV Network, Cl A	8,200	41,655
Beiqi Foton Motor, Cl A	25,700	36,596
BesTV New Media, Cl A	20,254	137,444
Byd, Cl A	10,052	89,529
China International Travel Service, Cl A *	7,570	80,937
China South Publishing & Media Group, Cl A	13,825	51,077
Chinese Universe Publishing and Media, Cl A	10,600	40,957
Chongqing Changan Automobile, Cl A	29,000	98,912
CITIC Guoan Information Industry, Cl A (A) (B)	13,500	51,313
FAW CAR, Cl A	12,600	50,554
Fuyao Glass Industry Group, Cl A	15,500	35,694
Great Wall Motor, Cl A (A) (B)	11,600	76,772
Guangdong Advertising, Cl A	7,013	28,568
Guangdong Alpha Animation and Culture, Cl A (A) (B)	12,368	75,572
Haining China Leather Market, Cl A	8,700	27,541
Hisense Electric, Cl A	10,100	40,051
Huawen Media Investment Group, Cl A (A) (B)	19,263	64,614
Huayu Automotive Systems, Cl A	19,900	68,515
Hunan TV & Broadcast Intermediary, Cl A (A) (B)	13,826	98,327
Jiangling Motors, Cl A	4,000	23,674
Jiangsu Phoenix Publishing & Media, Cl A	16,400	45,225
Jishi Media, Cl A	11,309	27,575
Liaoning Cheng Da, Cl A	11,800	46,526
Midea Group, Cl A	32,500	195,388
NavInfo, Cl A	6,700	47,325
Pang Da Automobile Trade, Cl A *	49,900	43,937
Qingdao Haier, Cl A *	23,500	114,942
SAIC Motor, Cl A	56,600	206,283
Shanghai Yuyuan Tourist Mart, Cl A	11,100	28,730
Shenzhen Overseas Chinese Town, Cl A	56,000	117,220
Sichuan Changhong Electric, Cl A	35,500	56,333
Sichuan Chengfei Integration Technology, Cl A *	2,700	22,202
Suning Commerce Group, Cl A	56,800	140,145
TCL, Cl A	93,900	85,556
Visual China Group, Cl A *	5,200	34,432
Wanxiang Qianchao, Cl A	17,700	62,397
Weifu High-Technology Group, Cl A	6,600	32,984

Schedule of Investments (unaudited)	June 30, 2015

KraneShares Bosera MSCI China A Share ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Wenfeng Great World Chain Development, Cl A	11,900	$18,749
Youngor Group, Cl A	17,200	50,649
Zhe Jiang Daily Media Group, Cl A	9,200	29,079
Zhejiang Yasha Decoration, Cl A (A) (B)	11,550	54,407
		2,735,190
Consumer Staples — 5.2%
Beijing Dabeinong Technology Group, Cl A	19,000	41,426
Beijing Yanjing Brewery, Cl A	21,700	36,394
Beingmate Baby & Child Food, Cl A *	7,900	24,728
Bright Dairy & Food, Cl A	9,520	35,310
COFCO Tunhe, Cl A	15,800	53,023
Gansu Yasheng Industrial Group, Cl A	15,000	25,061
Henan Shuanghui Investment & Development, Cl A	25,400	87,370
Hunan Dakang Pasture Farming, Cl A *	14,800	20,144
Inner Mongolia Yili Industrial Group, Cl A	47,200	143,861
Jiangsu Yanghe Brewery Joint-Stock, Cl A	7,780	87,022
Jointown Pharmaceutical Group, Cl A *	8,500	30,650
Kweichow Moutai, Cl A *	8,800	365,638
Luzhou Laojiao, Cl A	10,800	56,795
MeiHua Holdings Group, Cl A	23,900	40,238
New Hope Liuhe, Cl A *	16,100	50,395
Shanghai Bailian Group, Cl A	11,900	39,935
Shanghai Jahwa United, Cl A	5,200	36,394
Shanxi Xinghuacun Fen Wine Factory, Cl A	6,700	30,512
Shenzhen Agricultural Products, Cl A	13,100	43,096
Tsingtao Brewery, Cl A	5,400	40,572
Wuliangye Yibin, Cl A	29,200	149,273
Yonghui Superstores, Cl A *	31,300	58,502
Yuan Longping High-tech Agriculture, Cl A	7,700	33,651
		1,529,990
Energy — 4.0%
China Coal Energy, Cl A	46,933	86,433
China Merchants Energy Shipping, Cl A	36,300	70,247
China Oilfield Services, Cl A	15,200	68,487
China Petroleum & Chemical, Cl A	122,500	139,469
China Shenhua Energy, Cl A	46,500	156,350
Guanghui Energy, Cl A *	40,171	67,373
Jizhong Energy Resources, Cl A	27,197	35,175
Offshore Oil Engineering, Cl A	34,000	91,346
Oriental Energy, Cl A	5,400	25,977

Schedule of Investments (unaudited)	June 30, 2015

KraneShares Bosera MSCI China A Share ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
PetroChina, Cl A	83,100	$151,834
SDIC Xinji Energy, Cl A	20,000	49,637
Shanxi Lu'an Environmental Energy Development, Cl A	23,070	35,976
Shanxi Xishan Coal & Electricity Power, Cl A	24,300	37,149
Wintime Energy, Cl A	71,770	79,629
Yang Quan Coal Industry Group, Cl A	18,500	30,580
Yantai Jereh Oilfield Services Group, Cl A (A) (B)	9,325	66,994
		1,192,656
Financials — 32.5%
Agricultural Bank of China, Cl A	603,000	360,769
AVIC Capital, Cl A	28,800	107,518
Bank of Beijing, Cl A	81,200	174,421
Bank of China, Cl A	540,285	426,059
Bank of Communications, Cl A	301,900	401,170
Bank of Nanjing, Cl A	25,600	94,127
Bank of Ningbo, Cl A	25,000	85,269
Beijing Capital Development, Cl A	17,300	53,817
Beijing Urban Construction Investment & Development, Cl A	12,100	43,104
Bohai Leasing, Cl A	27,350	41,724
Changjiang Securities, Cl A	36,500	82,112
China CITIC Bank, Cl A	65,500	81,439
China Construction Bank, Cl A	73,800	84,856
China Everbright Bank, Cl A	306,200	264,672
China Fortune Land Development, Cl A	20,400	100,174
China Life Insurance, Cl A	37,400	188,900
China Merchants Bank, Cl A	158,700	479,094
China Merchants Property Development, Cl A (A) (B)	18,359	94,623
China Merchants Securities, Cl A	37,300	159,161
China Minsheng Banking, Cl A	209,300	335,501
China Pacific Insurance Group, Cl A	48,400	235,561
China Vanke, Cl A *	74,600	174,680
CITIC Securities, Cl A	75,700	328,509
Dongxing Securities, Cl A	12,900	62,222
Everbright Securities, Cl A	26,300	114,302
Financial Street Holdings, Cl A	23,000	52,409
Founder Securities, Cl A *	63,300	121,374
Gemdale, Cl A	34,600	70,584
Geo-Jade Petroleum, Cl A	13,400	33,019
GF Securities, Cl A	45,600	166,560
Guosen Securities, Cl A	31,600	127,857

Schedule of Investments (unaudited)	June 30, 2015

KraneShares Bosera MSCI China A Share ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Guoyuan Securities, Cl A	15,200	$93,097
Haitong Securities, Cl A	62,300	219,020
Huatai Securities, Cl A	42,000	156,662
Huaxia Bank, Cl A	68,500	168,019
Industrial & Commercial Bank of China, Cl A	414,700	353,107
Industrial Bank, Cl A	146,500	407,535
Industrial Securities, Cl A	40,000	88,308
Jinke Properties Group, Cl A	31,800	35,436
New China Life Insurance, Cl A	10,700	105,361
Northeast Securities, Cl A	15,100	47,411
Oceanwide Holdings, Cl A	29,300	69,222
Orient Securities, Cl A	27,100	125,077
Pacific Securities, Cl A	27,200	56,672
Ping An Bank, Cl A	105,500	247,375
Ping An Insurance Group of China, Cl A	41,693	550,931
Poly Real Estate Group, Cl A	82,600	152,119
RiseSun Real Estate Development, Cl A	29,300	59,063
Sealand Securities, Cl A	17,812	48,257
Shanghai Chengtou Holding, Cl A	6,475	9,763
Shanghai Lujiazui Finance & Trade Zone Development, Cl A	8,800	70,587
Shanghai Pudong Development Bank, Cl A	143,500	392,479
Shanghai Zhangjiang High-Tech Park Development, Cl A	12,000	56,333
Shanxi Securities, Cl A *	19,400	56,595
Shenwan Hongyuan Group, Cl A *	95,200	249,476
Shenzhen World Union Properties Consultancy, Cl A	11,200	38,724
Sinolink Securities, Cl A	23,300	91,682
SooChow Securities, Cl A	20,778	68,590
Southwest Securities, Cl A	21,800	69,081
Sunshine City Group, Cl A	9,900	33,176
Thaihot Group, Cl A * (A) (B)	7,300	40,261
Western Securities, Cl A	18,000	82,351
Xinhu Zhongbao, Cl A	41,200	51,292
Zhejiang China Commodities City Group, Cl A	41,900	103,247
Zhongtian Urban Development Group, Cl A	33,100	67,257
		9,609,153
Health Care — 5.5%
Beijing SL Pharmaceutical, Cl A	3,600	32,888
Beijing Tongrentang, Cl A	10,100	58,489
China National Accord Medicines, Cl A	2,400	28,838
China Resources Sanjiu Medical & Pharmaceutical, Cl A	7,600	37,246

Schedule of Investments (unaudited)	June 30, 2015

KraneShares Bosera MSCI China A Share ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Da An Gene Sun Yat-Sen University, Cl A	5,140	$36,720
Guangxi Wuzhou Zhongheng Group, Cl A	9,000	33,382
Guangzhou Baiyunshan Pharmaceutical Holdings, Cl A	8,300	46,125
Guizhou Bailing Group Pharmaceutical, Cl A	3,700	37,328
Guizhou Yibai Pharmaceutical, Cl A	3,100	29,060
Harbin Gloria Pharmaceuticals, Cl A	5,700	26,703
Harbin Pharmaceutical Group, Cl A	14,800	28,736
Hengkang Medical Group, Cl A *	5,900	42,302
Huadong Medicine, Cl A (A) (B)	3,700	39,661
Hualan Biological Engineering, Cl A	4,500	32,141
Huapont-Nutrichem, Cl A	14,500	30,352
Humanwell Healthcare Group, Cl A	5,000	29,874
Jiangsu Hengrui Medicine, Cl A	15,100	108,459
Jiangsu Yuyue Medical Equipment & Supply, Cl A (A) (B)	5,000	54,185
Jilin Aodong Medicine Industry Groups, Cl A	6,900	37,388
Joincare Pharmaceutical Group Industry, Cl A	11,900	29,093
Kangmei Pharmaceutical, Cl A	33,900	96,927
Searainbow Holding, Cl A *	7,800	61,635
Shandong Dong-E E-Jiao, Cl A	5,100	44,823
Shanghai Fosun Pharmaceutical Group, Cl A	14,700	68,605
Shanghai Pharmaceuticals Holding, Cl A	14,800	53,152
Shanghai RAAS Blood Products, Cl A	6,800	71,762
Shenzhen Hepalink Pharmaceutical, Cl A	5,200	28,503
Shenzhen Salubris Pharmaceuticals, Cl A	6,800	31,363
Shijiazhuang Yiling Pharmaceutical, Cl A	8,700	28,285
Sichuan Kelun Pharmaceutical, Cl A	5,600	36,159
Tasly Pharmaceutical Group, Cl A	8,000	64,196
Tonghua Dongbao Pharmaceutical, Cl A	8,800	31,121
Xizang Haisco Pharmaceutical Group, Cl A	5,600	24,383
Yunnan Baiyao Group, Cl A *	8,100	112,689
Zhangzhou Pientzehuang Pharmaceutical, Cl A	3,100	33,330
Zhejiang Hisun Pharmaceutical, Cl A	7,500	22,726
Zhejiang NHU, Cl A (A) (B)	8,400	23,151
		1,631,780
Industrials — 21.6%
Air China, Cl A (A) (B)	43,700	108,246
AVIC Aero-Engine Controls, Cl A *	8,900	47,593
AVIC Aircraft, Cl A	20,500	144,072
AVIC Aviation Engine, Cl A *	12,500	107,140
AVIC Heavy Machinery, Cl A	6,000	26,541

Schedule of Investments (unaudited)	June 30, 2015

KraneShares Bosera MSCI China A Share ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
AVIC Helicopter, Cl A	4,541	$45,366
Beijing Orient Landscape, Cl A (A) (B)	9,833	60,828
CCS Supply Chain Management, Cl A	6,800	31,428
China Aerospace Times Electronics, Cl A * (A) (B)	10,100	39,905
China Avic Electronics, Cl A	11,300	63,652
China Baoan Group, Cl A	11,600	30,511
China CAMC Engineering, Cl A	6,000	28,815
China Communications Construction, Cl A	30,200	85,520
China COSCO Holdings, Cl A *	58,800	118,340
China CSSC Holdings, Cl A	10,600	88,034
China Eastern Airlines, Cl A *	58,900	117,021
China First Heavy Industries, Cl A	50,300	98,232
China Gezhouba Group, Cl A	35,500	66,924
China International Marine Containers Group, Cl A	9,500	49,484
China National Chemical Engineering, Cl A	38,000	59,932
China Railway Construction, Cl A	65,800	165,853
China Railway Erju, Cl A	11,300	30,560
China Railway Group, Cl A	131,500	290,314
China Shipbuilding Industry, Cl A *	141,243	337,106
China Shipping Container Lines, Cl A *	61,000	93,453
China Shipping Development, Cl A	21,100	43,690
China Southern Airlines, Cl A	54,000	126,618
China Spacesat, Cl A	9,100	83,589
China State Construction Engineering, Cl A	230,700	309,163
China XD Electric, Cl A	39,444	65,199
CMST Development, Cl A	14,400	37,388
CSR, Cl A	176,258	521,867
Dalian Port PDA, Cl A *	25,900	30,073
Daqin Railway, Cl A	114,400	259,019
Dongfang Electric, Cl A *	15,402	50,843
Eternal Asia Supply Chain Management, Cl A * (A) (B)	8,500	100,270
Fangda Carbon New Material, Cl A *	13,290	25,526
Fujian Longking, Cl A	8,250	25,265
Guangshen Railway, Cl A	43,500	57,663
Hainan Airlines, Cl A	90,900	93,670
Han's Laser Technology Industry Group, Cl A	8,200	37,978
Hefei Meiya Optoelectronic Technology, Cl A	5,800	36,731
Henan Pinggao Electric, Cl A (A) (B)	9,800	35,685
Jiangxi Hongdu Aviation Industry, Cl A	5,600	31,229
Jihua Group, Cl A (A) (B)	33,300	81,196

Schedule of Investments (unaudited)	June 30, 2015

KraneShares Bosera MSCI China A Share ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Luxshare Precision Industry, Cl A	9,600	$52,342
Meidu Energy, Cl A (A) (B)	21,200	36,376
Metallurgical Corp of China, Cl A	104,100	121,374
Minmetals Development, Cl A	8,300	43,729
NARI Technology Development, Cl A	18,700	62,394
Ningbo Port, Cl A	65,650	93,589
North Navigation Control Technology, Cl A *	5,800	42,436
Power Construction Corp of China, Cl A	73,900	135,144
Sany Heavy Industry, Cl A	58,600	91,571
Shanghai Construction Group, Cl A	38,100	57,632
Shanghai Electric Group, Cl A	50,500	121,588
Shanghai International Airport, Cl A	7,500	38,341
Shanghai International Port Group, Cl A	52,500	66,969
Shanghai Mechanical and Electrical Industry, Cl A	6,300	33,466
Shanghai Tunnel Engineering, Cl A *	24,200	52,451
Shanghai Waigaoqiao Free Trade Zone Development, Cl A	4,800	27,154
Shanghai Zhenhua Heavy Industries, Cl A *	21,300	36,067
Shenzhen Yantian Port Holding, Cl A	15,000	34,253
Sichuan Road & Bridge, Cl A *	23,300	24,536
Sinochem International, Cl A *	16,100	45,384
Sinotrans Air Transportation Development, Cl A	7,000	32,917
Spring Airlines, Cl A (A) (B)	2,900	54,839
Suzhou Gold Mantis Construction Decoration, Cl A	13,550	61,599
Taiyuan Heavy Industry, Cl A	18,700	26,839
TangShan Port Group, Cl A	17,300	38,193
TBEA, Cl A *	25,000	59,708
Tian Di Science & Technology, Cl A	10,700	29,489
Tianjin Port, Cl A	12,900	31,184
Weichai Power, Cl A	11,700	59,736
XCMG Construction Machinery, Cl A	18,227	39,005
Xiamen C & D, Cl A (A) (B)	24,500	69,182
Xiamen ITG Group, Cl A	12,800	23,201
Xinjiang Goldwind Science & Technology, Cl A	16,900	53,063
XJ Electric, Cl A *	7,800	31,648
Yingkou Port Liability, Cl A *	41,500	42,162
Zhefu Holding Group, Cl A	11,800	26,032
Zhengzhou Yutong Bus, Cl A	17,138	56,795
Zoomlion Heavy Industry Science and Technology, Cl A	48,335	63,215
		6,403,135

Schedule of Investments (unaudited)	June 30, 2015

KraneShares Bosera MSCI China A Share ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — 7.1%
Aisino, Cl A	7,100	$74,091
Beijing Shiji Information Technology, Cl A	2,400	50,311
Beijing Zhongke Sanhuan High-Tech, Cl A	8,200	27,254
BOE Technology Group, Cl A *	261,092	218,524
China National Software & Service, Cl A	3,900	22,314
China Scholars Group, Cl A *	7,300	31,409
Datang Telecom Technology, Cl A *	6,800	38,863
Dawning Information Industry, Cl A	2,000	27,928
DHC Software, Cl A	11,700	54,245
Dongxu Optoelectronic Technology, Cl A	18,600	29,335
Fiberhome Telecommunication Technologies, Cl A	7,700	32,856
Glodon Software, Cl A	8,700	32,830
GoerTek, Cl A	11,800	68,315
GRG Banking Equipment, Cl A	6,900	35,985
Guangzhou Haige Communications Group, Cl A	7,700	39,971
Hangzhou Hikvision Digital Technology, Cl A	31,300	226,131
Hangzhou Liaison Interactive Information Technology, Cl A	4,600	39,539
Hundsun Technologies, Cl A	4,800	86,734
Iflytek, Cl A	9,300	52,402
Inspur Electronic Information Industry, Cl A	7,400	35,264
Neusoft, Cl A *	9,500	33,291
People.cn, Cl A *	4,300	36,149
Sanan Optoelectronics, Cl A	18,453	93,143
Shanghai 2345 Network Holding Group, Cl A	5,000	33,511
Shanghai DZH, Cl A *	15,300	46,164
Shenzhen Kingdom Sci-Tech, Cl A	2,100	41,810
Shenzhen O-film Tech, Cl A *	8,000	43,528
Sinodata, Cl A	2,700	40,067
Tianjin Zhonghuan Semiconductor Joint-Stock, Cl A	19,800	63,190
Tianma Microelectronics, Cl A	7,300	27,630
Tongfang Guoxin Electronics, Cl A	4,700	36,381
Tsinghua Tongfang, Cl A	22,800	77,177
Xi'an LONGi Silicon Materials, Cl A	12,700	32,236
Yonyou Network Technology, Cl A	10,900	80,647
Zhejiang Chint Electrics, Cl A (A) (B)	10,691	53,188
Zhejiang Dahua Technology, Cl A	9,000	46,328
ZTE, Cl A	21,600	82,938
		2,091,679
Materials — 8.7%
Aluminum Corp of China, Cl A *	84,303	126,842

Schedule of Investments (unaudited)	June 30, 2015

KraneShares Bosera MSCI China A Share ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Angang Steel, Cl A	39,500	$46,501
Anhui Conch Cement, Cl A	30,800	106,541
Baoshan Iron & Steel, Cl A	84,500	119,098
BBMG, Cl A	18,600	35,844
CEFC Anhui International Holding, Cl A (A) (B)	10,300	73,218
China Hainan Rubber Industry Group, Cl A	30,246	47,703
China Minmetals Rare Earth, Cl A *	7,600	31,351
China Nonferrous Metal Industry's Foreign Engineering and Construction, Cl A	7,600	24,059
Guangdong Guanhao High-Tech, Cl A	9,800	24,322
Guangdong HEC Technology Holding, Cl A	19,000	30,303
Hebei Iron & Steel, Cl A (A) (B)	81,700	92,227
Inner Mongolia Baotou Steel Rare-Earth Hi-Tech, Cl A	28,000	81,909
Inner Mongolia Junzheng Energy & Chemical Industry, Cl A (A) (B)	17,700	68,705
Inner Mongolian Baotou Steel Union, Cl A	208,700	174,674
Jiangsu Kangde Xin Composite Material, Cl A	11,000	54,282
Jiangsu Protruly Vision Technology Group, Cl A * (A) (B)	19,500	61,163
Jiangxi Copper, Cl A	16,000	55,501
Jilin Ji En Nickel Industry, Cl A	10,300	27,673
Jinduicheng Molybdenum, Cl A	20,700	39,324
Kingenta Ecological Engineering Group, Cl A	12,100	42,363
Kingfa Sci & Tech, Cl A	19,700	37,869
Luxin Venture Capital Group, Cl A	5,800	35,056
Maanshan Iron & Steel, Cl A	45,900	39,379
Org Packaging, Cl A	7,500	31,483
Pangang Group Vanadium Titanium & Resources, Cl A	66,099	57,134
Pengxin International Mining, Cl A	11,400	22,907
Qinghai Salt Lake Industry, Cl A	10,200	46,682
Shandong Gold Mining, Cl A	11,000	43,815
Shandong Iron and Steel, Cl A *	41,300	38,696
Shandong Nanshan Aluminum, Cl A	16,800	27,336
Shanxi Taigang Stainless Steel, Cl A	43,800	50,221
Shenzhen Zhongjin Lingnan Nonfemet, Cl A	17,100	51,264
Sinopec Shanghai Petrochemical, Cl A	46,900	81,154
Tangshan Jidong Cement, Cl A	10,400	22,055
Tongling Nonferrous Metals Group, Cl A (A) (B)	33,792	46,129
Wanhua Chemical Group, Cl A	16,700	65,119
Western Mining, Cl A	18,400	32,402
Wuhan Iron & Steel, Cl A	77,700	88,088
Xiamen Tungsten, Cl A	8,400	34,218

Schedule of Investments (unaudited)	June 30, 2015

KraneShares Bosera MSCI China A Share ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Xinxing Ductile Iron Pipes, Cl A * (A) (B)	31,400	$65,626
Yunnan Chihong Zinc & Germanium, Cl A	12,900	30,352
Yunnan Tin, Cl A	8,900	28,920
Zhejiang Hailiang, Cl A (A) (B)	12,600	25,988
Zhejiang Longsheng Group, Cl A	25,100	57,356
Zhongjin Gold, Cl A	22,700	47,113
Zijin Mining Group, Cl A	121,600	100,402
		2,570,367
Telecommunication Services — 0.8%
China United Network Communications, Cl A	163,000	192,677
Dr Peng Telcom & Media Group, Cl A	10,700	51,524
		244,201
Utilities — 4.7%
Beijing Capital, Cl A	18,600	43,043
Beijing Jingneng Power, Cl A *	29,600	42,627
Chengdu Xingrong Investment, Cl A	23,000	35,496
China Yangtze Power, Cl A (A) (B)	118,700	281,963
GD Power Development, Cl A *	151,144	169,888
Guangdong Golden Dragon Development, Cl A *	6,900	39,057
Huadian Power International, Cl A	54,606	97,923
Huaneng Power International, Cl A	53,900	121,951
Hubei Energy Group, Cl A	41,200	57,937
Inner Mongolia MengDian HuaNeng Thermal Power, Cl A	44,700	58,966
SDIC Power Holdings, Cl A (A) (B)	58,600	143,263
Shanghai Electric Power, Cl A	16,500	56,144
Shenergy, Cl A	35,100	56,660
Shenzhen Energy Group, Cl A	30,500	60,744
Sichuan Chuantou Energy, Cl A	33,900	68,390
Sound Environmental Resources, Cl A	6,500	40,765
		1,374,817
TOTAL CHINA		29,382,968
TOTAL COMMON STOCK
(Cost $23,557,134)		29,382,968

Schedule of Investments (unaudited)	June 30, 2015

KraneShares Bosera MSCI China A Share ETF

	Face Amount	Value
TIME DEPOSIT — 9.7%
Brown Brothers Harriman
0.030%, 07/01/2015	$2,874,023	$2,874,023

TOTAL TIME DEPOSIT
(Cost $2,874,023)		2,874,023

TOTAL INVESTMENTS — 109.0%
(Cost $26,431,157)†		$32,256,991

Percentages are based on Net Assets of $29,581,649

‡	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
*	Non-income producing security.
(A)	Securities considered illiquid. The total value of such securities as of June 30, 2015 was $2,272,202 and represented 7.7% of Net Assets.
(B)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of June 30, 2015, was $2,272,202 and represents 7.7% of Net Assets.
Cl — Class

The following is a list of the level of inputs used as of June 30, 2015, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
China
Consumer Discretionary	$2,279,860	$—	$455,330	$2,735,190
Consumer Staples	1,529,990	—	—	1,529,990
Energy	1,125,662	—	66,994	1,192,656
Financials	9,474,269	—	134,884	9,609,153
Health Care	1,514,783	—	116,997	1,631,780
Industrials	5,816,608	—	586,527	6,403,135
Information Technology	2,038,491	—	53,188	2,091,679
Materials	2,137,311	—	433,056	2,570,367
Telecommunication Services	244,201	—	—	244,201
Utilities	949,591	—	425,226	1,374,817
Total Common Stock	27,110,766	—	2,272,202	29,382,968
Time Deposit	—	2,874,023	—	2,874,023
Total Investments in Securities	$27,110,766	$2,874,023	$2,272,202	$32,256,991

Schedule of Investments (unaudited)	June 30, 2015

KraneShares Bosera MSCI China A Share ETF

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:

Common Stock
Beginning balance as of March 31, 2015	$1,703,442
Accrued discounts/premiums	—
Realized gain/(loss)	3,522
Change in unrealized appreciation/(depreciation)	(103,997)
Purchases	62,858
Sales	(301,137)
Transfer into Level 3	2,191,747
Transfer out of Level 3	(1,284,233)
Ending balance as of June 30, 2015	$2,272,202

Changes in unrealized gains (losses) included in earnings related to securities held at reporting date	$7,878,676

† At June 30, 2015, the tax basis cost of the Fund’s investments was $26,431,157, and the unrealized appreciation and depreciation were $6,704,072 and $(878,238), respectively.

For the period ended June 30, 2015, there have been no transfers between Level 1 and Level 2 investments.

For the period ended June 30, 2015, there have been no transfers between Level 2 and Level 3 investments.

Amounts designated as “—“ are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KRS-QH-003-0300

Schedule of Investments (unaudited)	June 30, 2015

KraneShares CSI New China ETF

	Shares	Value
COMMON STOCK — 99.8%‡
CHINA — 79.5%
Consumer Discretionary — 14.3%
ANTA Sports Products	5,818	$14,109
Byd, Cl H	2,933	17,611
China Dongxiang Group	22,822	6,035
Ctrip.com International ADR *	2,331	169,277
Dongfeng Motor Group, Cl H	15,056	20,197
Great Wall Motor, Cl H (A) (B)	5,074	24,871
Guangzhou Automobile Group, Cl H	13,135	12,165
Homeinns Hotel Group ADR *	97	2,999
Intime Retail Group	7,399	9,811
JD.com ADR *	3,862	131,694
Jumei International Holding ADR *	164	3,746
New Oriental Education & Technology Group ADR *	637	15,619
Qunar Cayman Islands ADR *	138	5,914
Shenzhou International Group Holdings	3,112	15,133
Vipshop Holdings ADR *	1,664	37,024
		486,205
Consumer Staples — 2.4%
Tingyi Cayman Islands Holding	10,918	22,308
Tsingtao Brewery, Cl H	2,195	13,321
Uni-President China Holdings	8,024	7,400
Want Want China Holdings	37,465	39,627
		82,656
Health Care — 3.1%
Guangzhou Baiyunshan Pharmaceutical Holdings, Cl H	1,296	4,781
Mindray Medical International ADR	479	13,652
Shandong Weigao Group Medical Polymer, Cl H	10,855	8,107
Shanghai Fosun Pharmaceutical Group, Cl H	2,242	8,314
Shanghai Pharmaceuticals Holding, Cl H	3,324	9,261
Sihuan Pharmaceutical Holdings Group (A) (B)	27,024	14,885
Sinopharm Group, Cl H	5,710	25,374
Tong Ren Tang Technologies, Cl H	3,851	6,517
WuXi PharmaTech Cayman ADR *	388	16,397
		107,288
Industrials — 9.9%
Air China, Cl H (A) (B)	12,141	13,437
AviChina Industry & Technology, Cl H	12,565	12,285
Beijing Capital International Airport, Cl H	8,538	9,846
China Communications Construction, Cl H	21,738	32,526

Schedule of Investments (unaudited)	June 30, 2015

KraneShares CSI New China ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
China COSCO Holdings, Cl H *	14,653	$9,469
China Eastern Airlines, Cl H *	10,381	8,690
China International Marine Containers Group, Cl H	4,127	10,615
China Lesso Group Holdings	8,406	6,842
China Machinery Engineering, Cl H	5,995	6,465
China Railway Construction, Cl H	11,264	17,406
China Railway Group, Cl H	21,721	23,451
China Shipping Container Lines, Cl H *	21,714	8,487
China Shipping Development, Cl H	8,568	6,487
China Southern Airlines, Cl H	10,311	12,183
CSR *	25,143	38,594
Dongfang Electric, Cl H	2,923	5,452
Fosun International	11,346	26,695
Haitian International Holdings	4,425	10,399
Jiangsu Expressway, Cl H	8,400	11,030
Shanghai Electric Group, Cl H	15,803	12,903
Sinotrans, Cl H	13,000	8,669
Weichai Power, Cl H	3,184	10,617
Zhejiang Expressway, Cl H	8,855	12,290
Zhuzhou CSR Times Electric, Cl H	2,896	21,704
		336,542
Information Technology — 44.4%
21Vianet Group ADR *	212	4,350
58.com ADR *	377	24,151
Alibaba Group Holding ADR *	5,628	463,016
Autohome ADR *	198	10,007
Baidu ADR *	1,606	319,723
Bitauto Holdings ADR *	155	7,913
Canadian Solar *	241	6,893
Hollysys Automation Technologies	256	6,152
NetEase ADR	365	52,876
Qihoo 360 Technology ADR *	402	27,211
Semiconductor Manufacturing International *	147,488	16,171
SINA *	278	14,891
Sohu.com *	170	10,045
SouFun Holdings ADR	1,048	8,814
Tencent Holdings	25,019	499,247
Trina Solar ADR *	466	5,424
Weibo ADR *	250	4,285
Xinjiang Goldwind Science & Technology, Cl H	3,313	6,701

Schedule of Investments (unaudited)	June 30, 2015

KraneShares CSI New China ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Youku Tudou ADR *	644	$15,797
YY ADR *	170	11,818
		1,515,485
Materials — 3.3%
Aluminum Corp of China, Cl H *	22,822	11,510
Angang Steel, Cl H	8,952	6,178
Anhui Conch Cement, Cl H	6,852	24,041
BBMG, Cl H	8,174	8,277
China Hongqiao Group	8,083	7,611
China Lumena New Materials * (A) (B)	28,720	2,927
China Molybdenum, Cl H	8,782	6,491
China National Building Material, Cl H	16,765	15,851
China Shanshui Cement Group (A) (B)	10,672	8,562
Jiangxi Copper, Cl H	8,215	13,712
Tianhe Chemicals Group * (A) (B) (C)	40,000	5,830
		110,990
Utilities — 2.1%
Beijing Jingneng Clean Energy, Cl H	12,602	5,136
China Longyuan Power Group, Cl H	17,551	19,515
China Suntien Green Energy, Cl H	27,740	5,940
ENN Energy Holdings	4,001	24,127
Huadian Fuxin Energy, Cl H	15,816	7,569
Huaneng Renewables, Cl H	24,365	9,837
		72,124
TOTAL CHINA		2,711,290
HONG KONG — 20.3%
Consumer Discretionary — 4.8%
Alibaba Pictures Group *	36,463	14,157
Belle International Holdings	26,001	29,950
Brilliance China Automotive Holdings	15,174	23,683
China Travel International Investment Hong Kong	17,434	7,669
Cogobuy Group * (C)	5,165	7,115
Geely Automobile Holdings	28,038	14,973
GOME Electrical Appliances Holding	60,274	13,295
Haier Electronics Group	7,370	19,869
Man Wah Holdings	5,775	5,669
Minth Group	4,178	9,345
Skyworth Digital Holdings	10,588	9,423
Xinyi Glass Holdings	17,219	9,151
		164,299

Schedule of Investments (unaudited)	June 30, 2015

KraneShares CSI New China ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — 3.6%
China Agri-Industries Holdings	14,712	$8,388
China Huishan Dairy Holdings	34,226	7,814
China Mengniu Dairy	6,483	32,321
China Modern Dairy Holdings	15,443	5,557
China Resources Enterprise	5,915	19,074
Hengan International Group	3,952	46,950
NVC Lighting Holding (A) (B)	14,305	3,266
		123,370
Health Care — 1.8%
China Animal Healthcare * (A) (B)	4,000	2,600
China Medical System Holdings	6,843	9,586
China Traditional Chinese Medicine *	9,256	7,546
CSPC Pharmaceutical Group	15,249	15,067
Luye Pharma Group *	10,280	11,006
Sino Biopharmaceutical	14,633	16,987
		62,792
Industrials — 5.7%
Beijing Enterprises Holdings	2,808	21,135
China Everbright International	14,046	25,184
China High Speed Transmission Equipment Group	7,371	6,399
China Merchants Holdings International	6,207	26,621
China State Construction International Holdings	11,040	19,880
CITIC	23,658	42,418
COSCO Pacific	10,708	14,531
Kerry Logistics Network	4,500	7,116
Shanghai Industrial Holdings	3,474	11,785
Shenzhen International Holdings	6,798	11,873
Zoomlion Heavy Industry Science and Technology	9,536	6,187
		193,129
Information Technology — 2.1%
Alibaba Health Information Technology *	12,000	12,476
GCL-Poly Energy Holdings	57,514	13,280
Hanergy Thin Film Power Group * (A) (B)	65,064	25,178
Sunny Optical Technology Group	4,075	8,883
Xinyi Solar Holdings	25,712	10,679
		70,496
Materials — 1.0%
China Resources Cement Holdings	14,721	8,222
Huabao International Holdings	13,490	8,126
Lee & Man Paper Manufacturing	12,150	7,742

Schedule of Investments (unaudited)	June 30, 2015

KraneShares CSI New China ETF

	Shares/ Face Amount(1)		Value
COMMON STOCK — continued
Materials — continued
Nine Dragons Paper Holdings		10,800	$9,445
			33,535
Utilities — 1.3%
China Gas Holdings		10,899	17,461
China Resources Gas Group		4,893	14,516
CT Environmental Group		4,427	5,893
Towngas China		7,652	6,998
			44,868
TOTAL HONG KONG			692,489
TOTAL COMMON STOCK
(Cost $2,661,667)			3,403,779

TIME DEPOSITS — 0.0%
Brown Brothers Harriman
0.030%, 07/01/2015		661	661
0.005%, 07/01/2015	HKD	2,494	322

TOTAL TIME DEPOSITS
(Cost $983)			983

TOTAL INVESTMENTS — 99.8%
(Cost $2,662,650)†			$3,404,762

Percentages are based on Net Assets of $3,412,663

‡	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
*	Non-income producing security.
(1)	In U.S. Dollars unless otherwise indicated.
(A)	Securities considered illiquid. The total value of such securities as of June 30, 2015 was $101,556 and represented 3.0% of Net Assets.
(B)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of June 30, 2015, was $101,556 and represents 3.0% of Net Assets.
(C)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the board of Trustees.

ADR — American Depositary Receipt
Cl — Class
HKD — Hong Kong Dollar

Schedule of Investments (unaudited)	June 30, 2015

KraneShares CSI New China ETF

The following is a list of the level of inputs used as of June 30, 2015, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
China
Consumer Discretionary	$461,334	$—	$24,871	$486,205
Consumer Staples	82,656	—	—	82,656
Health Care	92,403	—	14,885	107,288
Industrials	323,105	—	13,437	336,542
Information Technology	1,515,485	—	—	1,515,485
Materials	93,671	—	17,319	110,990
Utilities	72,124	—	—	72,124
Hong Kong
Consumer Discretionary	164,299	—	—	164,299
Consumer Staples	120,104	—	3,266	123,370
Health Care	60,192	—	2,600	62,792
Industrials	193,129	—	—	193,129
Information Technology	45,318	—	25,178	70,496
Materials	33,535	—	—	33,535
Utilities	44,868	—	—	44,868
Total Common Stock	3,302,223	—	101,556	3,403,779
Time Deposits	—	983	—	983
Total Investments in Securities	$3,302,223	$983	$101,556	$3,404,762

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:

Common Stock
Beginning balance as of March 31, 2015	$82,763
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	2
Purchases	—
Sales	—
Transfer into Level 3	72,048
Transfer out of Level 3	(53,257)
Ending balance as of June 30, 2015	$101,556

Changes in unrealized gains (losses) included in earnings related to securities held at reporting date	$129,159

† At June 30, 2015, the tax basis cost of the Fund’s investments was $2,662,650, and the unrealized appreciation and depreciation were $892,531 and $(150,419), respectively.

For the period ended June 30, 2015, there have been no transfers between Level 1 and Level 2 investments.

For the period ended June 30, 2015, there have been no transfers between Level 2 and Level 3 investments.

Amounts designated as “—“ are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KRS-QH-001-0400

Schedule of Investments (unaudited)	June 30, 2015

KraneShares CSI China Internet ETF

	Shares	Value
COMMON STOCK — 100.0%‡
CHINA — 92.2%
Consumer Discretionary — 21.4%
500.com ADR, Cl A *	24,247	$601,568
China Distance Education Holdings ADR	23,641	379,202
Ctrip.com International ADR *	85,446	6,205,088
E-Commerce China Dangdang ADR, Cl A *	53,697	482,736
eLong ADR *	9,715	164,378
JD.com ADR *	160,790	5,482,939
Jumei International Holding ADR *	42,656	974,263
Qunar Cayman Islands ADR *	24,047	1,030,414
Tuniu ADR *	26,753	482,089
Vipshop Holdings ADR *	153,972	3,425,877
		19,228,554
Industrials — 1.1%
51job ADR *	19,571	650,540
Zhaopin ADR *	21,894	336,730
		987,270
Information Technology — 69.7%
21Vianet Group ADR *	51,564	1,058,093
58.com ADR *	45,078	2,887,697
Alibaba Group Holding ADR *	91,118	7,496,278
Autohome ADR *	42,451	2,145,473
Baidu ADR *	36,189	7,204,506
BAIOO Family Interactive (A)	1,510,000	169,454
Bitauto Holdings ADR *	33,152	1,692,410
Changyou.com ADR *	21,055	628,071
Cheetah Mobile ADR *	30,787	883,895
China Binary Sale Technology *	381,355	73,786
China Finance Online ADR *	13,190	73,996
China Mobile Games & Entertainment Group ADR	11,419	241,398
ChinaCache International Holdings ADR *	18,847	235,964
Forgame Holdings *	63,356	181,833
HC International *	492,000	535,628
Jiayuan.com International ADR	21,885	159,760
Kingsoft	724,470	2,443,698
KongZhong ADR	26,993	198,129
Leju Holdings ADR	17,311	144,547
NetEase ADR	25,907	3,753,018
NQ Mobile ADR *	56,073	296,065
Ourgame International Holdings	444,000	371,692

Schedule of Investments (unaudited)	June 30, 2015

KraneShares CSI China Internet ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Pacific Online	484,676	$212,562
Perfect World ADR *	80	1,585
Phoenix New Media ADR *	70,107	555,247
Qihoo 360 Technology ADR *	61,062	4,133,287
Renren ADR *	74,672	283,007
SINA *	58,861	3,152,889
Sky-mobi ADR *	17,310	90,185
Sohu.com *	31,661	1,870,848
SouFun Holdings ADR	254,660	2,141,691
Tencent Holdings	478,212	9,542,589
Tian Ge Interactive Holdings (A)	647,000	389,741
Weibo ADR *	62,927	1,078,569
Xunlei ADR *	70,194	845,136
Youku Tudou ADR *	122,521	3,005,440
YY ADR *	33,009	2,294,786
		62,472,953
TOTAL CHINA		82,688,777
HONG KONG — 4.5%
Consumer Discretionary — 1.9%
Cogobuy Group * (A)	1,223,000	1,684,819
Information Technology — 2.6%
Boyaa Interactive International	545,984	408,473
Feiyu Technology International * (A)	541,500	234,689
Linekong Interactive Group * (A)	215,000	345,551
NetDragon Websoft	255,752	978,136
V1 Group	4,290,910	431,717
		2,398,566
TOTAL HONG KONG		4,083,385
UNITED STATES — 3.3%
Consumer Discretionary — 1.7%
ChinaNet Online Holdings *	12,094	15,601
TAL Education Group ADR *	42,466	1,499,050
		1,514,651
Information Technology — 1.6%
iDreamsky Technology ADR *	21,578	270,372
Momo ADR *	71,675	1,153,968
		1,424,340

Schedule of Investments (unaudited)	June 30, 2015

KraneShares CSI China Internet ETF

	Shares/ Face Amount(1)		Value
COMMON STOCK — continued
TOTAL UNITED STATES			$2,938,991
TOTAL COMMON STOCK
(Cost $95,564,828)			89,711,153

TIME DEPOSITS — 0.1%
Brown Brothers Harriman
0.030%, 07/01/2015		60,978	60,978
0.005%, 07/01/2015	HKD	5,601	722

TOTAL TIME DEPOSITS
(Cost $61,700)			61,700

TOTAL INVESTMENTS — 100.1%
(Cost $95,626,528)†			$89,772,853

Percentages are based on Net Assets of $89,708,699

‡	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
*	Non-income producing security.
(1)	In U.S. Dollars unless otherwise indicated.
(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the board of Trustees.
ADR — American Depositary Receipt
Cl — Class
HKD — Hong Kong Dollar

The following is a list of the level of inputs used as of June 30, 2015, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
China	$82,688,777	$—	$—	$82,688,777
Hong Kong	4,083,385	—	—	4,083,385
United States	2,938,991	—	—	2,938,991
Total Common Stock	89,711,153	—	—	89,711,153
Time Deposits	—	61,700	—	61,700
Total Investments in Securities	$89,711,153	$61,700	$—	$89,772,853

† At June 30, 2015, the tax basis cost of the Fund’s investments was $95,626,528, and the unrealized appreciation and depreciation were $4,370,985 and $(10,224,660), respectively.

For the period ended June 30, 2015, there have been no transfers between Level 1 and Level 2 investments.

For the period ended June 30, 2015, there have been no transfers between Level 2 and Level 3 investments.

For the period ended June 30, 2015, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KRS-QH-002-0400

Schedule of Investments (unaudited)	June 30, 2015

KraneShares E Fund China Commercial Paper ETF

	Face Amount(1)	Value
COMMERCIAL PAPER — 89.6%
CHINA— 89.6%
Aluminum Corporation of China
5.000%, 01/05/2016	20,000,000	$3,251,834
4.380%, 01/19/2016	4,000,000	648,475
Baotou Iron and Steel Group
4.780%, 04/30/2016	5,000,000	810,924
Beijing Energy Group
3.950%, 02/02/2016	10,000,000	1,619,900
Beijing Haidian State-Owned Assets Operation
5.050%, 03/27/2016	2,000,000	326,571
Beijing State-Owned Asset
3.850%, 02/02/2016	20,000,000	3,238,881
Bright Food Group
3.990%, 10/21/2015	4,000,000	647,060
China Eastern Airlines
4.500%, 09/22/2015	2,000,000	323,612
China Guodian
4.080%, 04/22/2016	3,000,000	487,492
3.380%, 02/07/2016	20,000,000	3,231,985
China Heavy Duty Truck
4.270%, 04/27/2016	4,000,000	649,019
China Huaneng Group
4.500%, 03/26/2016	2,000,000	325,788
China Longyuan Power Group
4.600%, 12/20/2015	2,000,000	324,602
China National Building Material
4.700%, 12/12/2015	2,000,000	324,639
China Power Construction
4.550%, 03/12/2016	10,000,000	1,627,194
China Power Investment
4.600%, 11/21/2015	2,000,000	324,414
3.870%, 02/01/2016	10,000,000	1,621,572
China Railway
3.990%, 04/27/2016	20,000,000	3,250,443
China Southern Glass
4.280%, 04/23/2016	4,000,000	648,591
Commercial Aircraft Corporation of China
4.690%, 10/22/2015	2,000,000	324,227

Schedule of Investments (unaudited)	June 30, 2015

KraneShares E Fund China Commercial Paper ETF

	Face Amount(1)	Value
CHINA— continued
CQ Jiangbeizui Development & Investment
4.200%, 05/11/2016	20,000,000	$3,241,771
Datang International Tuoketuo Power
4.980%, 03/18/2016	10,000,000	1,628,378
Gansu Asset Investment
5.200%, 04/07/2016	10,000,000	1,628,724
Guangxi Com Investment Group
4.600%, 04/30/2016	5,000,000	811,080
Hangzhou Industrial Investment Group
5.080%, 09/25/2015	5,000,000	809,394
Hangzhou Tourism Trading
4.450%, 04/27/2016	5,000,000	812,483
Hebei Iron and Steel Group
5.250%, 02/05/2016	2,000,000	325,610
Jiangsu Guoxin Investment Group
5.100%, 09/26/2015	2,000,000	323,987
Jingmei Group
4.350%, 05/08/2016	10,000,000	1,618,876
Metallurgical Corporation of China
4.300%, 12/19/2015	4,000,000	648,113
New Hope Group
5.080%, 03/18/2016	10,000,000	1,629,721
Ningbo Port
4.850%, 08/22/2015	5,000,000	807,880
Shandong Expressway
4.250%, 01/18/2016	10,000,000	1,620,635
Shandong Gold Group
4.830%, 08/08/2015	5,000,000	807,383
Shandong Iron and Steel Group
5.330%, 12/21/2015	2,000,000	324,982
Shenhua Group Ltd.
3.800%, 01/18/2016	10,000,000	1,620,619
Shhanxi Nonferrous Metal
4.990%, 02/10/2016	10,000,000	1,626,025
Shougang Corporation
4.350%, 05/07/2016	20,000,000	3,250,621
State Nuclear Plant
3.760%, 05/11/2016	40,000,000	6,476,272
Xinxing Cathay International
4.300%, 01/23/2016	5,000,000	811,416

Schedule of Investments (unaudited)	June 30, 2015

KraneShares E Fund China Commercial Paper ETF

	Face Amount(1)/ Shares	Value
CHINA— continued
Yankuang Group
5.350%, 09/25/2015	2,000,000	$323,840
Zhejiang Materials
4.180%, 01/29/2016	10,000,000	1,621,405

TOTAL COMMERCIAL PAPER
(Cost $56,532,206)		56,776,438

CORPORATE OBLIGATIONS — 0.1%
CHINA— 0.1%
Huayu Automotive Systems
5.600%, 11/18/2015	221,000	35,981
Tianjin Infrastructure Construction & Investment Group
4.780%, 03/25/2016	191,000	31,148

TOTAL CORPORATE OBLIGATIONS
(Cost $66,673)		67,129

CASH EQUIVALENTS — 4.2%
China Universal Express Income Money Market Fund	348	56
E Funds SWIFT Cash Money Market Fund	3,990,000	643,355
Fortune SGAM Xianjin Tianyi Money Market Fund	12,542,488	2,022,595
TOTAL CASH EQUIVALENTS
(Cost $2,644,717)		2,666,006

TOTAL INVESTMENTS — 93.9%
(Cost $59,243,596)†		$59,509,573

Percentages are based on Net Assets of $63,343,485

(1) In CNY unless otherwise indicated.

CNY — Chinese Yuan

Ltd. — Limited

As of June 30, 2015, all of the Fund's investments were considered Level 2 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

† At June 30, 2015, the tax basis cost of the Fund’s investments was $59,243,596, and the unrealized appreciation and depreciation were $282,260 and $(16,283), respectively.

For the period ended June 30, 2015, there have been no transfers between Level 1 and Level 2 investments.

For the period ended June 30, 2015, there have been no transfers between Level 2 and Level 3 investments.

For the period ended June 30, 2015, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KRS-QH-004-0200

Schedule of Investments (unaudited)	June 30, 2015

KraneShares FTSE Emerging Markets Plus ETF

	Shares	Value
COMMON STOCK — 75.6%‡
BRAZIL — 3.0%
Consumer Discretionary — 0.5%
Cyrela Brazil Realty Empreendimentos e Participacoes	515	$1,648
Kroton Educacional	1,000	3,824
Lojas Renner	200	7,314
		12,786
Consumer Staples — 0.9%
Ambev	1,850	11,351
BRF	400	8,457
Souza Cruz	400	3,161
		22,969
Energy — 0.2%
Ultrapar Participacoes	205	4,335
Financials — 0.5%
Banco do Brasil	405	3,149
BB Seguridade Participacoes	400	4,409
BM&FBovespa - Bolsa de Valores Mercadorias e Futuros	1,000	3,776
BR Malls Participacoes	400	1,893
		13,227
Industrials — 0.3%
CCR	652	3,142
Embraer	400	3,029
WEG	496	3,054
		9,225
Information Technology — 0.2%
Cielo	480	6,791
Materials — 0.3%
Vale	1,400	8,275
Utilities — 0.1%
Cia Energetica de Minas Gerais	600	2,293
TOTAL BRAZIL		79,901
CHILE — 0.6%
Energy — 0.1%
Empresas COPEC	246	2,612
Financials — 0.2%
Banco de Credito e Inversiones	65	2,856
Banco Santander Chile	56,610	2,860
		5,716

Schedule of Investments (unaudited)	June 30, 2015

KraneShares FTSE Emerging Markets Plus ETF

	Shares	Value
COMMON STOCK — continued
Industrials — 0.1%
Latam Airlines Group *	267	$1,902
Utilities — 0.2%
Empresa Nacional de Electricidad	2,438	3,375
Enersis	11,240	3,572
		6,947
TOTAL CHILE		17,177
CHINA — 20.2%
Consumer Discretionary — 1.9%
Byd, Cl H	3,475	20,866
Ctrip.com International ADR *	94	6,827
Dongfeng Motor Group, Cl H	2,392	3,209
Great Wall Motor, Cl H (A) (B)	638	3,127
Guangzhou Automobile Group, Cl H	2,800	2,593
JD.com ADR *	182	6,206
New Oriental Education & Technology Group ADR *	150	3,678
Shanghai Jinjiang International Hotels Development *	200	568
Vipshop Holdings ADR *	164	3,649
		50,723
Consumer Staples — 0.1%
Tsingtao Brewery, Cl H	531	3,223
Energy — 1.4%
China Coal Energy, Cl H	6,397	3,820
China Oilfield Services, Cl H	1,678	2,675
China Petroleum & Chemical, Cl H	14,500	12,513
China Shenhua Energy, Cl H	2,201	5,020
PetroChina, Cl H	11,784	13,148
		37,176
Financials — 7.7%
Agricultural Bank of China, Cl H	16,777	9,024
Bank of China, Cl H	48,396	31,463
Bank of Communications, Cl H	19,997	20,842
China CITIC Bank, Cl H	21,858	17,424
China Construction Bank, Cl H	57,296	52,325
China Life Insurance, Cl H	7,483	32,577
Chongqing Rural Commercial Bank, Cl H	3,386	2,712
Evergrande Real Estate Group	7,336	4,381
PICC Property & Casualty, Cl H	2,340	5,330
Ping An Insurance Group of China, Cl H	1,500	20,258
Shimao Property Holdings	1,102	2,175

Schedule of Investments (unaudited)	June 30, 2015

KraneShares FTSE Emerging Markets Plus ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Sino-Ocean Land Holdings	4,428	$3,347
		201,858
Health Care — 0.2%
Sinopharm Group, Cl H	888	3,946
Industrials — 2.6%
Anhui Expressway, Cl H	15,512	16,507
China Communications Construction, Cl H	14,690	21,980
China International Marine Containers Group, Cl H	7,307	18,794
Jiangsu Expressway, Cl H	2,978	3,911
Yangzijiang Shipbuilding Holdings	3,600	3,783
Zhuzhou CSR Times Electric, Cl H	476	3,567
		68,542
Information Technology — 4.4%
Alibaba Group Holding ADR *	229	18,840
Baidu ADR *	173	34,441
NetEase ADR	78	11,299
Tencent Holdings	2,558	51,044
		115,624
Materials — 1.1%
Aluminum Corp of China, Cl H *	7,342	3,703
Anhui Conch Cement, Cl H	5,007	17,567
China National Building Material, Cl H	3,472	3,283
Jiangxi Copper, Cl H	1,544	2,577
		27,130
Telecommunication Services — 0.2%
China Telecom, Cl H	9,374	5,502
Utilities — 0.6%
CGN Power, Cl H (C)	8,230	4,310
China Longyuan Power Group, Cl H	3,188	3,545
ENN Energy Holdings	682	4,113
Huaneng Power International, Cl H	2,777	3,868
		15,836
TOTAL CHINA		529,560
COLOMBIA — 0.9%
Consumer Staples — 0.1%
Almacenes Exito	311	2,718
Energy — 0.1%
Ecopetrol	5,045	3,357

Schedule of Investments (unaudited)	June 30, 2015

KraneShares FTSE Emerging Markets Plus ETF

	Shares	Value
COMMON STOCK — continued
Financials — 0.6%
Bancolombia	507	$5,199
Financiera Colombiana	192	2,699
Grupo Aval Acciones y Valores	3,934	1,922
Grupo de Inversiones Suramericana	369	5,255
		15,075
Utilities — 0.1%
Isagen ESP	1,739	1,860
TOTAL COLOMBIA		23,010
CZECH REPUBLIC — 0.6%
Financials — 0.2%
Komercni banka as	26	5,763
Telecommunication Services — 0.1%
Ceska telekomunikacni infrastruktura *	231	1,652
O2 Czech Republic	231	921
		2,573
Utilities — 0.3%
CEZ	326	7,569
TOTAL CZECH REPUBLIC		15,905
EGYPT — 1.5%
Consumer Staples — 0.1%
Juhayna Food Industries	2,243	2,499
Financials — 1.1%
Commercial International Bank Egypt SAE	2,552	18,881
Egypt Kuwait Holding SAE	4,048	2,510
Egyptian Financial Group-Hermes Holding *	1,807	3,268
Talaat Moustafa Group	3,754	4,398
		29,057
Industrials — 0.1%
ElSwedy Electric *	399	2,511
Materials — 0.0%
Ezz Steel *	1,071	1,206
Telecommunication Services — 0.2%
Global Telecom Holding SAE *	4,763	1,579
Telecom Egypt	1,642	1,741
		3,320
TOTAL EGYPT		38,593

Schedule of Investments (unaudited)	June 30, 2015

KraneShares FTSE Emerging Markets Plus ETF

	Shares	Value
COMMON STOCK — continued
HONG KONG — 5.8%
Consumer Discretionary — 0.3%
Belle International Holdings	4,207	$4,846
Brilliance China Automotive Holdings	2,148	3,353
		8,199
Consumer Staples — 0.4%
China Resources Enterprise	1,216	3,921
Hengan International Group	560	6,653
		10,574
Energy — 0.6%
CNOOC	9,826	13,942
Kunlun Energy	2,594	2,640
		16,582
Financials — 0.9%
China Everbright	768	2,665
China Overseas Land & Investment	2,839	10,015
China Resources Land	1,614	5,236
New China Life Insurance, Cl H	445	2,658
Shenzhen Investment	7,638	3,744
		24,318
Health Care — 0.1%
Sino Biopharmaceutical	2,736	3,176
Industrials — 1.0%
Beijing Enterprises Holdings	489	3,681
China Everbright International	2,702	4,845
China Merchants Holdings International	1,128	4,838
China State Construction International Holdings	1,787	3,218
CITIC	3,780	6,777
COSCO Pacific	2,120	2,877
		26,236
Information Technology — 0.4%
Hanergy Thin Film Power Group * (A) (B)	4,364	1,689
Kingboard Chemical Holdings	1,416	2,451
Lenovo Group	3,826	5,300
		9,440
Telecommunication Services — 1.7%
China Mobile	2,972	38,048
China Unicom Hong Kong	3,480	5,476
		43,524

Schedule of Investments (unaudited)	June 30, 2015

KraneShares FTSE Emerging Markets Plus ETF

	Shares	Value
COMMON STOCK — continued
Utilities — 0.4%
Beijing Enterprises Water Group	4,140	$3,396
China Resources Power Holdings	1,483	4,141
Guangdong Investment	2,168	3,037
		10,574
TOTAL HONG KONG		152,623
HUNGARY — 0.4%
Energy — 0.1%
MOL Hungarian Oil & Gas	70	3,582
Financials — 0.2%
OTP Bank	210	4,156
Health Care — 0.1%
Richter Gedeon Nyrt	206	3,094
TOTAL HUNGARY		10,832
INDIA — 15.8%
Consumer Discretionary — 1.3%
Tata Motors ADR	974	33,574
Financials — 6.7%
HDFC Bank ADR	1,564	94,669
ICICI Bank ADR	7,952	82,860
		177,529
Health Care — 1.1%
Dr Reddy's Laboratories ADR	512	28,324
Information Technology — 6.7%
Infosys ADR	9,600	152,160
Wipro ADR	1,950	23,341
		175,501
TOTAL INDIA		414,928
INDONESIA — 3.1%
Consumer Discretionary — 0.4%
Astra International	19,202	10,190
Consumer Staples — 0.4%
Charoen Pokphand Indonesia	9,350	1,928
Gudang Garam	609	2,060
Indofood Sukses Makmur	6,128	3,022
Unilever Indonesia	1,284	3,804
		10,814
Financials — 1.1%
Bank Central Asia	11,520	11,665

Schedule of Investments (unaudited)	June 30, 2015

KraneShares FTSE Emerging Markets Plus ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Bank Mandiri Persero	8,622	$6,499
Bank Negara Indonesia Persero	7,176	2,852
Bank Rakyat Indonesia Persero	10,448	8,111
		29,127
Health Care — 0.1%
Kalbe Farma	24,282	3,051
Industrials — 0.2%
Jasa Marga Persero	3,662	1,504
United Tractors	1,904	2,910
		4,414
Materials — 0.2%
Indocement Tunggal Prakarsa	1,656	2,593
Semen Indonesia Persero	3,763	3,387
		5,980
Telecommunication Services — 0.5%
Telekomunikasi Indonesia Persero	51,748	11,372
Tower Bersama Infrastructure *	2,866	1,983
		13,355
Utilities — 0.2%
Perusahaan Gas Negara Persero	12,748	4,126
TOTAL INDONESIA		81,057
MALAYSIA — 1.1%
Consumer Discretionary — 0.1%
Genting	1,033	2,207
Consumer Staples — 0.1%
IOI	2,000	2,152
Financials — 0.4%
AMMB Holdings	1,616	2,583
CIMB Group Holdings	1,800	2,610
Malayan Banking	928	2,248
Public Bank	612	3,036
		10,477
Health Care — 0.1%
Genting Malaysia	2,274	2,531
Industrials — 0.2%
Gamuda	2,474	3,062
Sime Darby	1,279	2,888
		5,950

Schedule of Investments (unaudited)	June 30, 2015

KraneShares FTSE Emerging Markets Plus ETF

	Shares	Value
COMMON STOCK — continued
Materials — 0.1%
Petronas Chemicals Group	1,600	$2,680
Telecommunication Services — 0.1%
Maxis	1,454	2,455
TOTAL MALAYSIA		28,452
MEXICO — 4.4%
Consumer Discretionary — 0.5%
Grupo Televisa	1,674	13,019
Consumer Staples — 1.1%
Coca-Cola Femsa	362	2,881
Controladora Comercial Mexicana	652	2,047
Fomento Economico Mexicano	1,336	11,924
Grupo Bimbo, Ser A *	1,430	3,701
Wal-Mart de Mexico	3,372	8,250
		28,803
Financials — 0.7%
Fibra Uno Administracion REIT	1,933	4,605
Grupo Financiero Banorte, Cl O	1,536	8,460
Grupo Financiero Inbursa, Cl O	1,376	3,126
Grupo Financiero Santander Mexico, Cl B	1,060	1,961
		18,152
Industrials — 0.5%
Alfa, Cl A	2,304	4,423
Grupo Aeroportuario del Pacifico, Cl B	346	2,372
Grupo Aeroportuario del Sureste, Cl B	254	3,615
Promotora y Operadora de Infraestructura *	267	2,862
		13,272
Materials — 0.8%
Cemex *	8,501	7,813
Grupo Mexico	2,492	7,511
Industrias Penoles	117	1,917
Mexichem	1,080	3,125
		20,366
Telecommunication Services — 0.8%
America Movil	19,782	21,181
TOTAL MEXICO		114,793
MOROCCO — 0.2%
Financials — 0.2%
Douja Promotion Groupe Addoha *	1,964	5,743

Schedule of Investments (unaudited)	June 30, 2015

KraneShares FTSE Emerging Markets Plus ETF

	Shares	Value
COMMON STOCK — continued
PERU — 0.8%
Financials — 0.6%
Credicorp	105	$14,586
Materials — 0.2%
Cia de Minas Buenaventura SAA	508	5,284
TOTAL PERU		19,870
PHILIPPINES — 1.4%
Consumer Staples — 0.1%
Universal Robina	580	2,496
Financials — 0.6%
Ayala	185	3,241
Ayala Land	4,400	3,640
Bank of the Philippine Islands	1,265	2,651
BDO Unibank	800	1,924
SM Prime Holdings	7,000	3,102
		14,558
Industrials — 0.6%
Aboitiz Equity Ventures	2,352	3,028
Alliance Global Group	4,200	2,021
International Container Terminal Services	1,217	2,974
JG Summit Holdings	1,720	2,735
SM Investments	240	4,764
		15,522
Information Technology — 0.1%
Philippine Long Distance Telephone	60	3,739
TOTAL PHILIPPINES		36,315
POLAND — 1.6%
Consumer Discretionary — 0.4%
LPP *	5	8,838
Energy — 0.2%
Polski Koncern Naftowy Orlen	242	4,750
Financials — 0.7%
Bank Pekao	102	4,880
Bank Zachodni WBK	35	3,176
Powszechna Kasa Oszczednosci Bank Polski	698	5,776
Powszechny Zaklad Ubezpieczen	44	5,062
		18,894
Materials — 0.1%
KGHM Polska Miedz	114	3,230

Schedule of Investments (unaudited)	June 30, 2015

KraneShares FTSE Emerging Markets Plus ETF

	Shares	Value
COMMON STOCK — continued
Utilities — 0.2%
Energa	394	$2,382
PGE Polska Grupa Energetyczna	676	3,315
		5,697
TOTAL POLAND		41,409
RUSSIA — 4.3%
Consumer Discretionary — 0.4%
Magnit *	56	11,457
Energy — 2.5%
Gazprom OAO	9,824	25,717
Lukoil OAO	378	16,757
NOVATEK OAO	970	9,710
Rosneft OAO	1,064	4,430
Surgutneftegas *	6,322	3,756
Tatneft *	1,192	6,344
		66,714
Financials — 0.8%
Moscow Exchange MICEX-RTS OAO	2,120	2,657
Sberbank of Russia	9,698	12,594
VTB Bank	4,573,252	6,484
		21,735
Materials — 0.4%
MMC Norilsk Nickel *	43	7,332
Uralkali PJSC	1,041	2,736
		10,068
Telecommunication Services — 0.2%
Mobile TeleSystems	976	4,259
TOTAL RUSSIA		114,233
SOUTH AFRICA — 1.4%
Consumer Discretionary — 0.4%
Naspers, Cl N	40	6,245
Steinhoff International Holdings	506	3,210
		9,455
Financials — 0.5%
Barclays Africa Group	110	1,658
FirstRand	576	2,531
MMI Holdings	810	2,012
Remgro	130	2,741
Standard Bank Group	254	3,352
		12,294

Schedule of Investments (unaudited)	June 30, 2015

KraneShares FTSE Emerging Markets Plus ETF

	Shares	Value
COMMON STOCK — continued
Health Care — 0.1%
Aspen Pharmacare Holdings	65	$1,928
Industrials — 0.1%
Bidvest Group	130	3,300
Information Technology — 0.1%
Sasol	112	4,152
Telecommunication Services — 0.2%
MTN Group	272	5,126
TOTAL SOUTH AFRICA		36,255
TAIWAN — 2.2%
Financials — 0.3%
Cathay Financial Holding	1,855	3,240
Mega Financial Holding	3,555	3,203
		6,443
Information Technology — 1.2%
Asustek Computer	224	2,182
Delta Electronics	439	2,248
Hon Hai Precision Industry	1,888	5,935
MediaTek	276	3,775
Quanta Computer	1,011	2,392
Taiwan Semiconductor Manufacturing	3,163	14,403
		30,935
Materials — 0.6%
China Steel	4,869	3,890
Formosa Chemicals & Fibre	1,363	3,278
Formosa Plastics	1,348	3,172
Nan Ya Plastics	1,403	3,292
Taiwan Cement	2,268	2,863
		16,495
Telecommunication Services — 0.1%
Chunghwa Telecom	904	2,883
TOTAL TAIWAN		56,756
THAILAND — 1.7%
Consumer Staples — 0.2%
Charoen Pokphand Foods	3,042	2,162
CP ALL	3,296	4,513
		6,675
Energy — 0.3%
PTT	465	4,943

Schedule of Investments (unaudited)	June 30, 2015

KraneShares FTSE Emerging Markets Plus ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
PTT Exploration & Production	1,044	$3,369
		8,312
Financials — 0.4%
Bank of Ayudhya	1,052	1,036
Kasikornbank	680	3,805
Siam Commercial Bank	1,000	4,604
		9,445
Industrials — 0.1%
Airports of Thailand	300	2,691
Materials — 0.4%
Bangkok Bank	487	2,566
PTT Global Chemical	1,600	3,280
Siam Cement	235	3,618
		9,464
Telecommunication Services — 0.3%
Advanced Info Service	705	5,010
Intouch Holdings	1,475	3,406
		8,416
TOTAL THAILAND		45,003
TURKEY — 3.5%
Consumer Discretionary — 0.2%
Arcelik	400	2,172
Tofas Turk Otomobil Fabrikasi	312	2,131
		4,303
Consumer Staples — 0.6%
Anadolu Efes Biracilik Ve Malt Sanayii	394	3,559
BIM Birlesik Magazalar	384	6,880
Coca-Cola Icecek	138	2,298
Ulker Biskuvi Sanayi	332	2,317
		15,054
Energy — 0.2%
Tupras Turkiye Petrol Rafinerileri	218	5,525
Financials — 1.6%
Akbank	2,892	8,366
Emlak Konut Gayrimenkul Yatirim Ortakligi REIT	3,936	4,055
Haci Omer Sabanci Holding	1,462	5,512
Turkiye Garanti Bankasi	3,474	10,841
Turkiye Halk Bankasi	1,002	4,619

Schedule of Investments (unaudited)	June 30, 2015

KraneShares FTSE Emerging Markets Plus ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Turkiye Is Bankasi, Cl C	2,182	$4,594
Turkiye Vakiflar Bankasi TAO, Cl D	1,726	2,777
Yapi ve Kredi Bankasi	1,650	2,426
		43,190
Industrials — 0.4%
KOC Holding	1,116	5,166
TAV Havalimanlari Holding	332	2,819
Turk Hava Yollari AO *	916	3,009
		10,994
Materials — 0.1%
Eregli Demir ve Celik Fabrikalari	2,346	3,801
Telecommunication Services — 0.4%
Turk Telekomunikasyon	1,096	2,884
Turkcell Iletisim Hizmetleri	1,421	6,551
		9,435
TOTAL TURKEY		92,302
UNITED ARAB EMIRATES — 0.3%
Financials — 0.3%
Abu Dhabi Commercial Bank PJSC	1,164	2,437
Emaar Properties PJSC	2,068	4,437
First Gulf Bank PJSC	534	2,210
TOTAL UNITED ARAB EMIRATES		9,084
UNITED STATES — 0.8%
Materials — 0.8%
Vedanta ADR	1,908	20,606
TOTAL COMMON STOCK
(Cost $2,006,269)		1,984,407

AFFILIATED INVESTMENT COMPANY — 21.3%
UNITED STATES — 21.3%
KraneShares Bosera MSCI China A ETF **	9,509	559,700
TOTAL AFFILIATED INVESTMENT COMPANY
(Cost $431,070)		559,700

PREFERRED STOCK — 2.2%
BRAZIL— 2.2%
Consumer Discretionary — 0.1%
Lojas Americanas	441	2,477
Consumer Staples — 0.1%
Cia Brasileira de Distribuicao	94	2,221

Schedule of Investments (unaudited)	June 30, 2015

KraneShares FTSE Emerging Markets Plus ETF

	Shares/ Face Amount(1)		Value
PREFERRED STOCK — continued
Energy — 0.5%
Petroleo Brasileiro*		3,200	$13,124
Financials — 1.2%
Banco Bradesco		1,440	13,211
Itau Unibanco Holding		1,200	13,231
Itausa - Investimentos Itau		1,760	5,054
			31,496
Materials — 0.2%
Gerdau		651	1,561
Klabin		2,206	2,692
			4,253
Telecommunication Services — 0.1%
Telefonica Brasil		200	2,798
TOTAL BRAZIL			56,369
TOTAL PREFERRED STOCK
(Cost $60,774)			56,369

TIME DEPOSITS — 0.0%
Brown Brothers Harriman
5.617%, 07/01/2015	ZAR	2,719	258
0.005%, 07/01/2015	HKD	7,595	980

TOTAL TIME DEPOSITS
(Cost $1,238)			1,238

TOTAL INVESTMENTS — 99.1%
(Cost $2,499,351)†			$2,601,714
Percentages are based on Net Assets of $2,624,605

‡	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
*	Non-income producing security.
**	Affiliated security.
(1)	In U.S. Dollars unless otherwise indicated.
(A)	Securities considered illiquid. The total value of such securities as of June 30, 2015 was $4,816 and represented 0.2% of Net Assets.
(B)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of June 30, 2015, was $4,816 and represents 0.2% of Net Assets.
(C)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the board of Trustees.

Schedule of Investments (unaudited)	June 30, 2015

KraneShares FTSE Emerging Markets Plus ETF

ADR — American Depositary Receipt
Cl — Class
ETF — Exchange Traded Fund
HKD — Hong Kong Dollar
MSCI — Morgan Stanley Capital International
REIT — Real Estate Investment Trust
Ser — Series
ZAR — South African Rand

The following is a list of the level of inputs used as of June 30, 2015, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Brazil	$79,901	$—	$—	$79,901
Chile	17,177	—	—	17,177
China
Consumer Discretionary	47,596	—	3,127	50,723
Consumer Staples	3,223	—	—	3,223
Energy	37,176	—	—	37,176
Financials	201,858	—	—	201,858
Health Care	3,946	—	—	3,946
Industrials	68,542	—	—	68,542
Information Technology	115,624	—	—	115,624
Materials	27,130	—	—	27,130
Telecommunication Services	5,502	—	—	5,502
Utilities	15,836	—	—	15,836
Colombia	23,010	—	—	23,010
Czech Republic	15,905	—	—	15,905
Egypt	38,593	—	—	38,593
Hong Kong
Consumer Discretionary	8,199	—	—	8,199
Consumer Staples	10,574	—	—	10,574
Energy	16,582	—	—	16,582
Financials	24,318	—	—	24,318
Health Care	3,176	—	—	3,176
Industrials	26,236	—	—	26,236
Information Technology	7,751	—	1,689	9,440
Telecommunication Services	43,524	—	—	43,524
Utilities	10,574	—	—	10,574
Hungary	10,832	—	—	10,832
India	414,928	—	—	414,928
Indonesia	81,057	—	—	81,057
Malaysia	28,452	—	—	28,452
Mexico	114,793	—	—	114,793
Morocco	5,743	—	—	5,743
Peru	19,870	—	—	19,870
Philippines	36,315	—	—	36,315
Poland	41,409	—	—	41,409
Russia	114,233	—	—	114,233
South Africa	36,255	—	—	36,255
Taiwan	56,756	—	—	56,756
Thailand	45,003	—	—	45,003
Turkey	92,302	—	—	92,302
United Arab Emirates	9,084	—	—	9,084
United States	20,606	—	—	20,606
Total Common Stock	1,979,591	—	4,816	1,984,407
Affiliated Investment Company	559,700	—	—	559,700
Preferred Stock	56,369	—	—	56,369
Time Deposits	—	1,238	—	1,238
Total Investments in Securities	$2,595,660	$1,238	$4,816	$2,601,714

Schedule of Investments (unaudited)	June 30, 2015

KraneShares FTSE Emerging Markets Plus ETF

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:

Common Stock
Beginning balance as of March 31, 2015	$—
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	—
Purchases	—
Sales	—
Transfer into Level 3	4,816
Transfer out of Level 3	—
Ending balance as of June 30, 2015	$4,816

Changes in unrealized gains (losses) included in earnings related to securities held at reporting date	$(11,934)

† At June 30, 2015, the tax basis cost of the Fund’s investments was $2,499,351, and the unrealized appreciation and depreciation were $243,085 and $(140,722), respectively.

For the period ended June 30, 2015, there have been no transfers between Level 1 and Level 2 investments.

For the period ended June 30, 2015, there have been no transfers between Level 2 and Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KRS-QH-005-0100

Item 2. Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	KraneShares Trust

By (Signature and Title)	/s/ Jonathan Krane
Jonathan Krane
Trustee and Principal Executive Officer
Date: August 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jonathan Krane
Jonathan Krane
Trustee and Principal Executive Officer
Date: August 28, 2015

By (Signature and Title)	/s/ Jonathan Krane
Jonathan Krane
Principal Financial Officer
Date: August 28, 2015